Document And Entity Information	6 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Central Index Key	0001702318
Document Type	6-K
Document Fiscal Year Focus	2025
Entity File Number	001-38245
Entity Registrant Name	Akso Health Group
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--03-31